UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [  ]; Amendment Number:
  This Amendment (Check only one.):         [  ] is a restatement.
                                            [  ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Brandon Fradd
Address:       68 Jane Street
               Suite 2E
               New York, NY  10014

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Brandon Fradd
Phone:         212-741-1092


Signature, Place, and Date of Signing:

/s/ Brandon Fradd                New York, NY                     12/24/08
------------------------------------------------------------------------------
   [Signature]                    [City, State]                    [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

                              TITLE OF         CUSIP          VALUE    SHARES     SH/ PUT/   INVSTMT  OTHER        VOTING AUTHORITY
NAME OF ISSUER                CLASS                         (x$1000)   PRN  AMT   PRN CALL   DSCRETN  MANAGERS    SOLE  SHARED  NONE
-----------------------------------------------------------------------------------------------------------------------------------
ALPHATEC HOLDINGS INC         COM              02081G102      2,114    459,568     SH        SOLE      N/A      459,568
ALTUS PHARMACEUTICALS INC     COM              02216N105        207    188,444     SH        SOLE      N/A      188,444
AVIGEN INC                    COM              053690103        526    131,560     SH        SOLE      N/A      131,560
CADENCE PHARMACEUTICALS INC   COM              12738T100        581     65,412     SH        SOLE      N/A       65,412
CYPRESS BIOSCIENCES INC       COM PAR $.02     232674507      3,414    464,522     SH        SOLE      N/A      464,522
CYTORI THERAPEUTICS INC       COM              23283K105        184     34,800     SH        SOLE      N/A       34,800
DECODE GENETICS INC           COM              243586104         18     47,242     SH        SOLE      N/A       47,242
DENDREON CORP                 COM              24823Q107        810    141,908     SH        SOLE      N/A      141,908
DENDREON CORP                 COM              24823Q107      2,411    422,200    PUT        SOLE      N/A      422,200
EMISPHERE TECHNOLOGIES INC    COM              291345106        559    279,577     SH        SOLE      N/A      279,577
INTROGEN THERAPEUTICS INC     COM              46119F107         21     33,416     SH        SOLE      N/A       33,416
JAZZ PHARMACEUTICALS INC      COM              472147107        499    101,018     SH        SOLE      N/A      101,018
MEDIVATION INC                COM              58501N101      1,084     40,980     SH        SOLE      N/A       40,980
OREXIGEN THERAPEUTICS INC     COM              686164104        327     30,279     SH        SOLE      N/A       30,279
PROSHARES TR                  ULTRA XIN CH25   74347R321        362      3,854     SH        SOLE      N/A        3,854
SANGAMO BIOSCIENCES INC       COM              800677106        378     49,138     SH        SOLE      N/A       49,138

                                            16               13,495


                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0
Form 13F Information Table Entry Total:         16
Form 13F Information Table Value Total:         13,495
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE